LEASES (Schedule of Right of Use Asset or Lease Liability Calculations) (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Right-of-use asset	$ 5,244,969	$ 6,129,411	$ 7,106,279
Current
Lease liability	1,610,779	1,600,107	1,791,773
Noncurrent
Lease liability		5,132,895	5,964,275
Total lease liability	$ 5,919,860	$ 6,733,002	$ 7,756,048